Prepayments and other current assets	12 Months Ended
Dec. 31, 2013
Prepayments and other current assets
Prepayments and other current assets

8.     Prepayments and other current assets

	December 31, 2012	December 31, 2013
	RMB	RMB
Interest receivable	51,515,123	15,494,867
Prepaid license and royalty fees	29,286,573	127,709,674
Staff loans	28,085,458	15,369,031
Rent and other deposits	12,034,546	11,713,803
Prepaid advertising and promotion fees	2,358,061	23,311,707
Loan repayment from PW Literature (Note 12-(2))	—	112,850,000
Receivable from Baidu on sale of PW Literature (Note 12-(2))	—	54,280,000
Tax receivable	—	21,428,834
Others	32,804,142	42,681,172

Total	156,083,903	424,839,088